Award Timing Disclosure	12 Months Ended
Dec. 28, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. The timing of any stock option grants to recipients in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

No stock options were issued to executive officers in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing MNPI Considered	false
Beverly A. Huss [Member]
Awards Close in Time to MNPI Disclosures
Name	Beverly A. Huss
Fair Value as of Grant Date	$ 52,500
Robert Grove, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name	Robert Grove, Ph.D.
Fair Value as of Grant Date	$ 48,038
Kenneth E. Ludlum [Member]
Awards Close in Time to MNPI Disclosures
Name	Kenneth E. Ludlum
Fair Value as of Grant Date	$ 60,333
Scott Shuda [Member]
Awards Close in Time to MNPI Disclosures
Name	Scott Shuda
Fair Value as of Grant Date	$ 84,756